Summary of significant accounting policies - Flight equipment (Details)	12 Months Ended
Dec. 31, 2021
Passenger aircraft
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%
Freighter aircraft
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	35 years
Percentage of estimates for residual values of original manufacture cost	15.00%
Helicopters
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	30 years
Percentage of estimates for residual values of original manufacture cost	20.00%
Engines
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, years	20 years
Percentage of estimates for residual values of original manufacture cost	60.00%